Share-Based Payments - Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 yr $ / shares
Number of Share options
Beginning balance (in shares) | yr	22,286,278	32,560,289	34,305,235
Exchanged (in shares) | yr			(18,837,010)
Granted (in shares) | yr	995,409	5,078,456	19,954,794
Forfeited (in shares) | yr	(1,532,129)	(15,352,467)	(2,862,730)
Ending balance (in shares) | yr	21,749,558	22,286,278	32,560,289
Weighted average exercise price per Share
Beginning balance (in dollars per share) | $ / shares	$ 10.04	$ 14.80	$ 21.54
Exchanged (in dollars per share) | $ / shares			21.54
Granted (in dollars per share) | $ / shares	10.00	10.00	10.00
Forfeited (in dollars per share) | $ / shares	10.00	20.14	17.69
Ending balance (in dollars per share) | $ / shares	$ 10.03	$ 10.04	$ 14.80